Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
HK$ [Member]
Schedule of Exchange Rates [Line Items]
Six months end exchange rate	7.8	7.8
Six months end average exchange rate	7.8	7.8
S$ [Member]
Schedule of Exchange Rates [Line Items]
Six months end exchange rate	1.2845	1.3597
Six months end average exchange rate	1.2905	1.3498